UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Core Bond Enhanced Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13 (a)	$1,535	$1,558,152
Chase Issuance Trust, Series 2009- A7, Class A7, 0.68%, 9/17/12 (b)	1,835	1,837,737
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, 7/15/11	890	895,394
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.34%, 5/25/37 (b)	422	408,374
SLM Student Loan Trust (b):
Series 2005-4, Class A2, 0.33%, 4/26/21	550	547,980
Series 2008-5, Class A2, 1.35%, 10/25/16	2,500	2,541,101
Series 2008-5, Class A3, 1.55%, 1/25/18	630	650,078
Series 2008-5, Class A4, 1.95%, 7/25/23	1,700	1,797,322

Total Asset-Backed Securities – 5.0%		10,236,138

Corporate Bonds

Aerospace & Defense — 0.2%
Northrop Grumman Corp., 7.13%, 2/15/11	301	316,783

Air Freight & Logistics — 0.1%
United Parcel Service, Inc., 6.20%, 1/15/38	225	244,892

Automobiles — 0.2%
DaimlerChrysler NA Holding Corp.:
7.30%, 1/15/12	141	153,533
6.50%, 11/15/13	217	240,575

		394,108

Beverages — 1.5%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12	1,925	1,976,665
Cocoa-Cola Enterprises, Inc., 3.75%, 3/01/12	745	780,432
PepsiCo., Inc., 4.50%, 1/15/20	200	202,263

		2,959,360

Capital Markets — 2.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	260	263,027

Corporate Bonds	Par (000)	Value

Capital Markets (concluded)
The Bank of New York Mellon Corp, 4.30%, 5/15/14	$1,070	$1,126,383
CDP Financial, Inc., 3.00%, 11/25/14 (a)	1,065	1,048,641
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	316	339,677
5.38%, 3/15/20	700	693,526
Morgan Stanley:
0.50%, 1/09/12 (b)	195	192,794
5.63%, 9/23/19	275	274,030
Series F, 5.55%, 4/27/17	980	1,002,284

		4,940,362

Commercial Banks — 2.4%
Bank One Corp., 5.90%, 11/15/11	152	162,169
Corporacion Andina de Fomento, 6.88%, 3/15/12	273	295,148
Dexia Credit Local SA, 2.00%, 3/05/13 (a)	610	606,047
Eksportfinans ASA:
1.88%, 4/02/13	1,630	1,623,694
3.00%, 11/17/14	810	813,111
5.50%, 5/25/16	700	770,989
HSBC Bank USA NA, 4.63%, 4/01/14	355	370,402
Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (a)	205	209,298

		4,850,858

Diversified Financial Services — 1.7%
Bank of America Corp., 4.75%, 8/01/15	435	439,767
General Electric Capital Corp., Series A, 4.88%, 10/21/10	306	312,484
JPMorgan Chase & Co.:
4.50%, 11/15/10	253	259,308
6.63%, 3/15/12	329	357,649
0.90%, 2/26/13 (b)	325	326,653
3.70%, 1/20/15	975	981,005
JPMorgan Chase Bank NA, 6.00%, 7/05/17	660	703,512

		3,380,378

Diversified Telecommunication Services — 1.1%
AT&T Inc.:
5.50%, 2/01/18	160	169,864
6.30%, 1/15/38	110	111,626
6.40%, 5/15/38	775	796,804
GTE Corp., 6.94%, 4/15/28	132	138,585
Telecom Italia Capital SA, 5.25%, 10/01/15	244	249,830

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
STRIPS	Separately Traded Registered Interest and Principal Securities

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	1

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Telecommunication Services (concluded)
Telefonica Emisiones SAU, 4.95%, 1/15/15	$725	$765,562

		2,232,271

Education — 0.2%
Leland Stanford Junior University, 3.63%, 5/01/14	425	441,558

Electric Utilities — 0.6%
Commonwealth Edison Co., 6.95%, 7/15/18	141	155,583
Florida Power & Light Co., 5.95%, 2/01/38	540	553,560
Florida Power Corp., 6.40%, 6/15/38	225	244,700
PacifiCorp., 6.25%, 10/15/37	330	350,431

		1,304,274

Food Products — 0.8%
Kraft Foods, Inc.:
6.50%, 8/11/17	775	868,119
5.38%, 2/10/20	660	670,794
6.50%, 2/09/40	165	170,986

		1,709,899

Health Care Equipment & Supplies — 0.2%
CareFusion Corp., 6.38%, 8/01/19	325	355,405

Insurance — 2.4%
MetLife, Inc.:
6.13%, 12/01/11	75	80,240
5.00%, 11/24/13	231	245,838
Metropolitan Life Global Funding I (a):
2.50%, 1/11/13	1,505	1,506,186
5.13%, 4/10/13	1,265	1,358,100
5.13%, 6/10/14	625	661,991
Prudential Financial, Inc., 4.75%, 9/17/15	665	684,463
SunAmerica, Inc., 5.60%, 7/31/97	75	54,444
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)	275	298,301

		4,889,563

Media — 2.0%
COX Communications, Inc., 8.38%, 3/01/39 (a)	475	594,083
Comcast Cable Communications Holdings, Inc.:
8.38%, 3/15/13	520	602,755
9.46%, 11/15/22	150	200,425
Comcast Cable Communications LLC, 8.88%, 5/01/17	231	279,409
Comcast Corp.:
6.50%, 1/15/17	151	167,868
7.05%, 3/15/33	227	244,122
6.40%, 3/01/40	175	177,875

Corporate Bonds	Par (000)	Value

Media (concluded)
News America, Inc.:
7.25%, 5/18/18	$339	$392,246
7.28%, 6/30/28	175	187,922
6.20%, 12/15/34	175	174,542
Time Warner Cable, Inc., 6.20%, 7/01/13	590	651,061
Time Warner Cos., Inc., 6.88%, 6/15/18	179	202,176
Time Warner Entertainment Co., LP, 8.38%, 3/15/23	125	152,555

		4,027,039

Metals & Mining — 0.1%
Inco Ltd., 7.75%, 5/15/12	151	165,403

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.70%, 9/17/12	151	163,620

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Finance Co., Series B, 6.75%, 5/01/11	197	207,327
BP Capital Markets Plc, 3.13%, 3/10/12	940	973,754
Canadian Natural Resources Ltd., 6.50%, 2/15/37	345	366,070
Cenovus Energy, Inc., 6.75%, 11/15/39 (a)	300	325,369
Chevron Corp., 3.45%, 3/03/12	1,150	1,197,170
ConocoPhillips, 4.60%, 1/15/15	1,270	1,362,058
Consolidated Natural Gas Co., Series C, 6.25%, 11/01/11	244	261,418
EnCana Corp., 4.75%, 10/15/13	306	327,712
Enterprise Products Operating LLC:
5.25%, 1/31/20	425	428,862
6.13%, 10/15/39	250	245,807
Kern River Funding Corp., 4.89%, 4/30/18 (a)	82	82,169
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37	408	401,658
6.50%, 9/15/37	280	296,094
PTT Pcl, 5.88%, 8/03/35 (a)	100	92,662
Pemex Project Funding Master Trust, 9.13%, 10/13/10	48	50,338
Petrobras International Finance Co.:
5.88%, 3/01/18	40	41,774
5.75%, 1/20/20	955	978,389
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)	390	384,639
Shell International Finance BV, 4.00%, 3/21/14	1,075	1,131,253
Valero Energy Corp., 6.63%, 6/15/37	450	427,975

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
XTO Energy, Inc., 6.75%, 8/01/37	$400	$468,320

		10,050,818

Paper & Forest Products — 0.2%
International Paper Co., 7.30%, 11/15/39	325	347,312

Pharmaceuticals — 0.6%
Eli Lilly & Co., 3.55%, 3/06/12	450	469,523
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	590	639,502
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	83	86,095

		1,195,120

Software — 0.2%
Oracle Corp., 5.75%, 4/15/18	410	449,691

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)	715	724,118

Tobacco — 0.4%
Philip Morris International, Inc.:
6.88%, 3/17/14	365	417,968
4.50%, 3/26/20	440	429,289

		847,257

Wireless Telecommunication Services — 1.0%
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)	840	878,674
Vodafone Group Plc, 4.15%, 6/10/14	1,205	1,251,302

		2,129,976

Total Corporate Bonds – 23.8%		48,120,065

Foreign Agency Obligations

Inter-American Development Bank, 6.80%, 10/15/25	510	594,018
Japan Finance Corp., 2.00%, 6/24/11	600	605,965
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13	80	85,154
Series E, 5.25%, 7/02/12	270	292,366
Series E, 4.38%, 1/15/13	175	187,610
Series E, 4.00%, 2/02/15	155	162,993
Mexico Government International Bond, Series A, 6.75%, 9/27/34	245	269,500
Poland Government International Bond, 5.00%, 10/19/15	112	118,188
Province of Ontario Canada:
4.10%, 6/16/14	850	908,047

Foreign Agency Obligations	Par (000)	Value

Province of Ontario Canada (concluded):
Series 1, 1.88%, 11/19/12	$645	$649,683

Total Foreign Agency Obligations – 1.9%		3,873,524

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.97%, 6/25/47 (b)	2,604	2,015,442
Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1, 0.43%, 3/20/47 (b)	680	363,745
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- 0A5, Class 2A1, 0.45%, 4/25/46 (b)	295	148,686
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	324	240,430
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2006- 0A1, Class A1, 0.45%, 2/25/47 (b)	300	169,844
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.57%, 9/19/35 (b)	72	42,286
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36	150	137,353
Series 2007-S1, Class 1A2, 5.50%, 3/25/22	106	100,767
Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.43%, 11/25/36 (b)	1,701	850,600
Station Place Securitization Trust, Series 2009-1, Class A, 1.75%, 1/25/40 (a)(b)	940	937,650
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.25%, 5/25/47 (b)	341	202,442

		5,209,245

Commercial Mortgage-Backed Securities — 9.4%
Bank of America Commercial Mortgage, Inc.:
Series 2004-5, Class A3, 4.56%, 11/10/41	3,000	3,069,475
Series 2005-4, Class A5A, 4.93%, 7/10/45	1,161	1,151,297
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class C, 6.73%, 12/18/35	918	925,615

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	3

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
First Union NB-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class A2, 6.14%, 3/15/33	$1,038	$1,057,432
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A5, 5.28%, 8/10/38 (b)	993	1,029,887
Series 2005-GG4, Class A4, 4.76%, 7/10/39	1,127	1,118,413
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	1,290	1,358,245
Series 2001-CIB3, Class B, 6.68%, 11/15/35	1,108	1,164,069
Series 2001-CIBC, Class B, 6.45%, 3/15/33	1,557	1,588,844
Series 2006-LDP7, Class A4, 5.87%, 4/15/45 (b)	1,399	1,444,295
Morgan Stanley Capital I:
Series 2003-IQ4, Class A2, 4.07%, 5/15/40	993	1,018,780
Series 2007-HQ13, Class A1, 5.36%, 12/15/44	1,998	2,047,102
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	135	132,773
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48	1,960	1,945,945

		19,052,172

Total Non-Agency Mortgage-Backed Securities – 12.0%		24,261,417

Preferred Securities

Capital Trusts

Capital Markets — 0.6%
Credit Suisse Guernsey Ltd., 5.86% (b)(c)	947	887,812
Goldman Sachs Capital II, 5.79% (b)(c)	392	332,220
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(d)(e)	85	213

		1,220,245

Insurance — 0.4%
Chubb Corp., 6.38%, 3/29/67 (b)	266	267,663

Capital Trusts	Par (000)	Value

Insurance (concluded)
Progressive Corp., 6.70%, 6/15/67 (b)	$450	$441,840

		709,503

Total Preferred Securities – 1.0%		1,929,748

Taxable Municipal Bonds

City of Dallas Texas, GO, Series C (NPFGC), 5.50%, 2/15/24 (f)	529	510,559
Metropolitan Transportation Authority, RB, Build America Bonds, Taxable, 7.34%, 11/15/39	455	527,186
New York State Dormitory Authority, RB, Build America Bonds, Taxable, 5.63%, 3/15/39	350	343,795
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29	265	273,639
State of California, GO:
Build America Bonds, 7.30%, 10/01/39	400	401,348
Taxable, Various Purpose 3, 5.45%, 4/01/15	1,675	1,719,220
State of Illinois, GO, Taxable, Pension, 5.10%, 6/01/33	457	376,897
State of Texas, GO, Build America Bonds, Taxable, 5.52%, 4/01/39	850	844,764

Total Taxable Municipal Bonds – 2.5%		4,997,408

U.S. Government Sponsored Agency Securities

Agency Obligations — 5.5%
Fannie Mae:
5.25%, 8/01/12	1,145	1,232,821
5.13%, 1/02/14	1,770	1,922,220
2.63%, 11/20/14	1,130	1,130,072
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16	1,135	1,192,086
Freddie Mac:
1.13%, 12/15/11	3,030	3,036,921
1.75%, 6/15/12	800	807,726
Tennessee Valley Authority:
5.25%, 9/15/39	950	939,434
Series E, 6.25%, 12/15/17	710	819,246

		11,080,526

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations — 0.8%
Fannie Mae Mortgage-Backed Securities, Series 2005-118, Class MC, 6.00%, 1/25/32	$603	$615,095
Freddie Mac Mortgage-Backed Securities, Series 3294, Class NA, 5.50%, 7/15/27	933	949,295

		1,564,390

Federal Deposit Insurance Corporation Guaranteed — 1.9%
Citibank NA, 1.75%, 12/28/12	1,260	1,263,582
Citigroup Funding, Inc.:
2.13%, 7/12/12	965	982,304
1.88%, 10/22/12	1,600	1,612,765

		3,858,651

Mortgaged-Backed Securities — 92.5%
Fannie Mae Mortgage-Backed Securities:
4.00%, 4/01/25 - 4/15/40 (g)	4,100	4,060,624
4.50%, 7/01/39 - 5/15/40 (g)	43,000	43,065,205
5.00%, 1/01/23 - 4/15/40 (g)	19,653	20,340,864
5.50%, 10/01/22 - 6/15/40 (g)	44,030	46,324,130
6.00%, 2/01/13 - 6/15/40 (g)	25,740	27,421,304
6.50%, 11/01/37 - 4/15/40 (g)	6,300	6,829,046
8.00%, 9/01/15 - 8/01/31	35	41,559
9.50%, 7/01/17	13	15,197
10.00%, 10/01/18 - 5/01/22	7	7,279
10.50%, 12/01/16	1	1,619
Freddie Mac Mortgage-Backed Securities:
4.50%, 2/01/11 - 7/01/12	446	458,784
5.00%, 2/01/22 - 4/15/40 (g)	16,666	17,278,871
5.50%, 12/01/16 - 4/15/40 (g)	2,721	2,903,464
6.00%, 4/01/16 - 4/15/40 (g)	11,104	11,929,470
6.50%, 7/01/15 - 5/01/17	145	158,142
7.00%, 1/01/11 - 7/01/17	74	79,644
7.50%, 7/01/10 - 4/01/16	23	25,590
8.00%, 11/01/24 - 3/01/32	147	168,604
8.50%, 5/01/28 - 8/01/30	12	14,932
9.00%, 9/01/14	3	3,461
9.50%, 2/01/19	17	19,144
10.00%, 9/01/17	3	2,741
10.50%, 4/01/16	5	5,557
11.00%, 9/01/16	4	4,378
11.50%, 8/01/15	1	921
12.50%, 2/01/14	5	5,282
Ginnie Mae Mortgage-Backed Securities:
4.50%, 9/15/35	1,242	1,265,568
5.00%, 4/15/35 - 5/15/36	3,386	3,542,001
6.50%, 2/15/14 - 4/15/40 (g)	710	764,118
7.00%, 4/15/13	5	5,636
7.50%, 3/15/24 - 3/15/32	148	163,831

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgaged-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities (concluded):
8.00%, 12/15/22 - 6/15/31	$85	$98,974
8.50%, 11/15/17 - 3/15/31	24	26,868
9.00%, 4/15/18 - 11/15/24	24	28,516

		187,061,324

Total U.S. Government Sponsored Agency Securities – 100.7%		203,564,891

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.75%, 8/15/20	750	1,060,079
8.13%, 8/15/21	415	569,458
8.00%, 11/15/21	3,300	4,496,250
U.S. Treasury Notes:
0.88%, 2/29/12	11,895	11,870,377
2.38%, 2/28/15	960	953,405
3.63%, 2/15/20	10,550	10,370,323
8.75%, 5/15/20 (h)	1,200	1,691,250
8.13%, 5/15/21	3,150	4,314,023
3.50%, 2/15/39	1,035	837,542
4.50%, 8/15/39	2,960	2,858,250
U.S. Treasury STRIPS, 4.21%, 8/15/20 (i)	4,090	2,639,036

Total U.S. Treasury Obligations – 20.6%		41,659,993

Total Long-Term Investments (Cost – $336,880,155) – 167.5%		338,643,184

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (j)(k)	896,438	896,438

Total Short-Term Securities (Cost – $896,438) – 0.4%		896,438

Options Purchased	Contracts (l)

Over-the-Counter Call Swaptions Purchased— 0.1%
Receive a fixed rate of 1.12% and pay a floating rate based on 3- month LIBOR, Expires 4/26/10, Broker Morgan Stanley Capital Services, Inc.	13	6,579

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	5

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Options Purchased	Contracts (l)	Value

Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 1.15% and pay a floating rate based on 3- month LIBOR, Expires 9/03/10, Broker Deutsche Bank AG	15	$43,703
Receive a fixed rate of 1.20% and pay a floating rate based on 3- month LIBOR, Expires 9/02/10, Broker Citibank NA	14	48,996

		99,278

Over-the-Counter Put Swaptions Purchased — 0.0%
Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker Morgan Stanley Capital Services, Inc.	15	6,119
Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, Expires 9/18/10, Broker Citibank NA	14	5,974

		12,093

Total Options Purchased (Cost – $245,675) – 0.1%		111,371

Total Investments Before TBA Sale Commitments (Cost – $338,022,268*) – 168.0%		339,650,993

TBA Sale Commitments (g)

Fannie Mae Mortgage-Backed Securities:
4.50%, 7/01/39 - 5/15/40	21,900	(21,947,917)
5.00%, 1/01/23 - 4/15/40	9,100	(9,426,529)
5.50%, 10/01/22 - 6/15/40	26,400	(27,823,119)
6.00%, 2/01/13 - 6/15/40	16,400	(17,419,883)
6.50%, 11/01/37 - 4/15/40	1,400	(1,517,250)
Freddie Mac Mortgage-Backed Securities:
5.00%, 2/01/22 - 4/15/40	900	(15,405,062)
5.50%, 12/01/16 - 4/15/40	1,100	(1,165,750)
6.00%, 4/01/16 - 4/15/40	9,800	(10,515,096)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 9/15/35	1,200	(1,214,063)

TBA Sale Commitments	Par (000)	Value

Ginnie Mae Mortgage-Backed Securities (concluded):
5.00%, 4/15/35 – 5/15/36	$1,500	$(1,559,063)
6.50%, 2/15/14 – 4/15/40	700	(753,758)

Total TBA Sale Commitments (Proceeds – $108,806,434) – (53.8)%		(108,747,490)

Total Investments, Net of TBA Sale Commitments – 114.2%		230,903,503

Liabilities in Excess of Other Assets – (14.2)%		(28,685,349)

Net Assets – 100.0%		$202,218,154

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$338,063,729

	Gross unrealized appreciation	$4,741,613
	Gross unrealized depreciation	(3,154,349)

	Net unrealized appreciation	$1,587,264

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$22,195,064	$(87,287)
Banc of America Securities	$2,925,846	$(15,545)
Citigroup Global Markets, Inc.	$(12,988,566)	$59,106
Credit Suisse Securities LLC	$10,980,084	$(99,397)
Deutsche Bank Securities, Inc.	$8,628,297	$(91,134)
Goldman Sachs & Co.	$8,011,935	$(33,065)
JPMorgan Securities, Inc.	$5,765,158	$(18,490)
Morgan Stanley & Co.	$(14,783,159)	$649

(h)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Master Core Bond Enhanced Index Series
Schedule of Investments March 31, 2010 (Unaudited)

(j)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(11,870,298)	$1,027

(k)	Represents the current yield as of report date.

(l)	One contract represents a notional amount of $1 million.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

19	15-Year U.S. Treasury Bond	June 2010	$2,178,511	$3,520

Total				$3,520

•	Financial futures contracts sold as of March 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

156	2-Year U.S. Treasury Bond	June 2010	$33,863,042	$18,354
92	10-Year U.S. Treasury Bond	June 2010	$10,657,654	(37,346)
20	30-Year U.S. Treasury Bond	June 2010	$2,351,226	28,726
10	30-Year U.S. Ultra Treasury Bond	June 2010	$1,202,671	2,983

Total				$12,717

•	Interest rate swaps outstanding as of March 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

1.34% (a)	3-month LIBOR	Deutsche Bank AG	May 2011	$6,400	$52,277
1.12% (b)	3-month LIBOR	BNP Paribas	January 2012	$14,800	(20,058)
1.13% (a)	3-month LIBOR	Goldman Sachs International	February 2012	$4,100	4,493
1.14% (a)	3-month LIBOR	BNP Paribas	February 2012	$7,600	9,374
4.87% (a)	3-month LIBOR	UBS AG	September 2012	$23,000	1,899,777
2.25% (b)	3-month LIBOR	Deutsche Bank AG	December 2012	$2,885	(48,504)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

2.53% (b)	3-month LIBOR	Citibank NA	March 2014	$4,200	$(41,085)
2.63% (b)	3-month LIBOR	Deutsche Bank AG	March 2014	$9,000	(122,902)
2.28% (b)	3-month LIBOR	Deutsche Bank AG	April 2014	$4,300	5,098
2.93% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2014	$3,700	(78,631)
2.90% (b)	3-month LIBOR	Credit Suisse International	August 2014	$8,600	(157,608)
2.79% (b)	3-month LIBOR	JPMorgan Chase Bank NA	November 2014	$1,150	(10,776)
2.60% (a)	3-month LIBOR	JPMorgan Chase Bank NA	December 2014	$9,000	855
2.61% (a)	3-month LIBOR	Citibank NA	December 2014	$12,000	4,312
2.69% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2015	$7,500	5,108
2.73% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	$10,200	(6,511)
3.68% (b)	3-month LIBOR	Citibank NA	September 2019	$3,000	14,041
3.43% (b)	3-month LIBOR	Deutsche Bank AG	October 2019	$1,100	28,120
3.73% (b)	3-month LIBOR	Citibank NA	October 2019	$1,200	2,411
3.40% (b)	3-month LIBOR	Deutsche Bank AG	December 2019	$5,800	175,746
3.50% (a)	3-month LIBOR	Deutsche Bank AG	December 2019	$700	(15,695)
3.89% (a)	3-month LIBOR	Credit Suisse International	January 2020	$2,700	24,704
3.93% (a)	3-month LIBOR	BNP Paribas	January 2020	$2,300	29,347
3.75% (a)	3-month LIBOR	Citibank NA	February 2020	$2,400	(8,493)
3.75% (a)	3-month LIBOR	Royal Bank of Scotland Plc	February 2020	$3,800	(14,551)
3.78% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	$2,000	1,229
3.79% (a)	3-month LIBOR	BNP Paribas	February 2020	$4,000	2,658

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	7

Master Core Bond Enhanced Index Series
Schedule of Investments (continued)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

3.64% (b)	3-month LIBOR	Royal Bank of Scotland Plc	March 2020	$4,000	$54,579
3.77% (a)	3-month LIBOR	Citibank NA	March 2020	$2,500	(7,228)
4.24% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	$890	(27,101)
4.42% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	$2,935	(123,564)
4.16% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2039	$2,100	119,212
4.52% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	$1,000	1,829

Total					$1,752,463

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

(c)	Pays fixed interest amount and receives floating amount at expiration.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair value of the Series’ investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term Investments[1]	—	$337,705,534	—	$337,705,534
Non-Agency Mortgaged- Backed Securities	—	—	$937,650	937,650
Short-Term Securities	$896,438	—	—	896,438
Liabilities:
Investments in Securities:
Long Term Investments
TBA Sale commitments	—	(108,747,490)	—	(108,747,490)

Total	$896,438	$228,958,044	$937,650	$230,792,132

1 See above Schedule of Investments for values in each security type, excluding security types in Level 3 within the table.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	$53,583	$2,546,541	—	$2,600,124
Liabilities:
Interest rate contracts	(37,346)	(532,042)	$(150,665)	(720,053)

Total	$16,237	$2,014,499	$(150,665)	$1,880,071

2 Derivative financial instruments are swaps, financial futures contracts and options purchased. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased are shown at value.

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Master Core Bond Enhanced Index Series
Schedule of Investments (concluded)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Non-Agency Mortgage- Backed Securities

Asset/Liabilities:
Balance, as of December 31, 2009	$935,300
Accrued discounts/premiums	(13)

Net realized gain (loss)	—
Net change in unrealized appreciation/ depreciation[3]	2,363

Purchases	—
Sales	—
Transfers in4	—
Transfers out[4]	—

Balance, as of March 31, 2010	$937,650

3The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $2,363.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Interest Rate Contracts

Liabilities:
Balance, as of December 31, 2009	$(81,899)
Accrued discounts/premiums	—

Net realized gain (loss)	—
Net change in unrealized appreciation/ depreciation	232,564

Purchases	—
Sales	—
Transfers in4	—
Transfers out[4]	—

Balance, as of March 31, 2010	$150,665

4 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	9

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: May 27, 2010